Feb. 22, 2021
Hood River Small-Cap Growth Fund
Hood River Small-Cap Growth Fund
Hood River Small-Cap Growth Fund
(the “Fund”),
a series of Manager Directed Portfolios

Supplement dated February 22, 2021 to the
Fund’s Prospectus dated October 30, 2020

The Board of Trustees of Manager Directed Portfolios (the “Trust”) approved an amended and restated expense limitation agreement between the Trust and Hood River Capital Management LLC (the “Adviser”), on behalf of the Fund, which provides for the Adviser’s right to receive reimbursement of fees and expenses assumed on behalf of the Fund, subject to the Fund’s expense limitation, as described below.
Effective February 9, 2021, the following replaces the Annual Fund Operating Expenses table under “Fees and Expenses of the Fund” on page 1 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) and/or Service Fees[1]	None	0.17%	None
Shareholder Servicing Fee[2]	0.10%	0.10%	None
Other Expenses	0.10%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.10%	1.28%	1.01%
Fee Waivers/Expense Reimbursements[3]	-0.02%	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	1.08%	1.26%	0.99%

[1] Investor Shares are subject to a Rule 12b-1 fee of up to 0.25%. The current fee rate of 0.17% will remain in place at least through October 31, 2021.
[2]    The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% for Institutional and Investor Shares to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. Total Annual Fund Operating Expenses do not correlate to the Fund’s ratio of operating expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and may reflect a lower amount than the permitted 0.10%.
[3]    Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 0.99%. To the extent the Fund or a share class of the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 0.99%. The waivers and reimbursements will remain in effect through October 31, 2022 unless terminated sooner by mutual agreement of the Fund’s Board of Trustees (the “Board”) and Hood River. Effective for the period beginning January 1, 2021, the Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
Effective immediately, the Fund is adding investments in special purpose acquisition companies (“SPACs”) as a principal investment strategy of the Fund. Accordingly, this supplement makes the following amendments to disclosures in the Prospectus.
The following is added as a new fifth paragraph of the sub-section entitled “Principal Investment Strategies” in the Summary Section on page 2 of the Prospectus:
The Fund may invest in equity securities of Special Purpose Acquisitions Corporations (“SPACs”) and companies derived from SPACs. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses (i.e., a SPAC-derived company).
The following supplements the sub-section entitled “Principal Risks” in the Summary Section on pages 2-4 of the Prospectus:
•SPAC Investments Risk. SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not made any arrangements with any prospective transaction candidates. Accordingly, there is a limited basis (if any) on which to evaluate the SPAC’s ability to achieve its business objective. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
•SPAC-Derived Companies Risk. Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) and/or Service Fees[1]	None	0.17%	None
Shareholder Servicing Fee[2]	0.10%	0.10%	None
Other Expenses	0.10%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.10%	1.28%	1.01%
Fee Waivers/Expense Reimbursements[3]	-0.02%	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	1.08%	1.26%	0.99%

Principal Investment Strategies
The Fund may invest in equity securities of Special Purpose Acquisitions Corporations (“SPACs”) and companies derived from SPACs. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses (i.e., a SPAC-derived company).
Principal Risks
•SPAC Investments Risk. SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not made any arrangements with any prospective transaction candidates. Accordingly, there is a limited basis (if any) on which to evaluate the SPAC’s ability to achieve its business objective. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. •SPAC-Derived Companies Risk. Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading.
Please retain this supplement for future reference.